Fees Summary	Nov. 12, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 417,500,000.00
Total Fee Amount	36,322.50
Total Offset Amount	0.00
Net Fee	$ 36,322.50
Offering Table N/A
Offset Table N/A	N/A